Income tax and deferred tax (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax And Deferred Tax
Profit for the year before taxes	$ (2,634)	$ (11,122)	$ (62,489)
Applicable tax rate	35.00%	35.00%	30.00%
Loss for the year at the tax rate	$ 922	$ 3,893	$ 18,747
Gain on net monetary position	6,013	(6,541)	(3,935)
Adjustment effect on tax inflation	(21,929)	(13,581)	(6,539)
Non-taxable income	(23)	(105)	(123)
Difference between provision and tax return	183	436	(179)
Change in the income tax rate	0	14,557	(2,501)
Change in the income tax rate	0	(14,557)	2,501
Income tax expense	$ (14,834)	$ (30,455)	$ 10,472